Property and Equipment (Tables)	6 Months Ended
May 31, 2022
Property and Equipment
Schedule of property and equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702
Impairment of asset	-	-	-	(514,502)	-	(514,502)
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200
Balance at May 31, 2022	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565
Depreciation	28,391	1,558	5,377	226,200	-	261,526
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091
Depreciation	9,935	390	2,151	90,480	-	102,956
Balance at May 31, 2022	575,023	154,890	153,142	4,247,540	1,441,452	6,572,047

Net book value at:
November 30, 2021	66,246	1,559	21,507	904,797	-	994,109
May 31, 2022	56,311	1,169	19,356	814,317	-	891,153